INTANGIBLES AND GOODWILL - Identified intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived intangible assets
Total intangible assets	$ 390	$ 3,649
Impairment charge of intangible assets	117,000
Amortization expense	3,500	466
Neuro Pro Monitoring
Finite-lived intangible assets
Total finite-lived intangible assets	390	4,545
Less accumulated amortization		(1,013)
Finite-lived intangible assets, net	390	3,532
Indefinite-lived intangible assets
Total intangible assets	390	3,649
Tradenames
Indefinite-lived intangible assets
Impairment charge of intangible assets	117	0
Tradenames | Neuro Pro Monitoring
Indefinite-lived intangible assets
Indefinite-lived intangible assets		117
Doctor Agreements | Neuro Pro Monitoring
Finite-lived intangible assets
Total finite-lived intangible assets	$ 390	4,509
Noncompete Agreements | Neuro Pro Monitoring
Finite-lived intangible assets
Total finite-lived intangible assets		$ 36